Document and Entity Information	Nov. 09, 2022
Cover [Abstract]
Entity Registrant Name	PEGASYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0001013857
Document Type	8-K
Document Period End Date	Nov. 09, 2022
Entity Incorporation State Country Code	MA
Entity File Number	1-11859
Entity Tax Identification Number	04-2787865
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	374-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	PEGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false